Tax Amnesty and Refinancing Program ("REFIS") and Special Tax Regularization (Details) BRL in Thousands	Dec. 31, 2017 BRL
Tax Amnesty and Refinancing Program ("REFIS") and Special Tax Regularization Program ("PERT")
Portion of REFIS tax credit included in judicial deposits	BRL 147,021
Tax loss carryforwards, PERT Program	BRL 32,419